    As Filed With The Securities And Exchange Commission On November 21, 1997.
                                            File Nos. 333-03093 and 811-07615

                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C.  20549

                                     Form N-3

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 (X)

   Pre-Effective Amendment No.                                            (  )

   Post-Effective Amendment No.  2                                         (X)
                                      and/or

   REGISTRATION STATEMENT UNDER THE INVESTMENT
      COMPANY ACT OF 1940                                                  (X)

   Amendment No.  4                                                        (X)

                      RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
                            (Exact Name of Registrant)

                     GREAT AMERICAN RESERVE INSURANCE COMPANY
                           (Name of Insurance Company)

             11815 North Pennsylvania Street, Carmel, Indiana  46032
           (Address of Insurance Company's Principal Executive Offices)
                                   (Zip Code)

                                (800) 437-3506
           (Insurance Company's Telephone Number, Including Area Code)

                               Karl W. Kindig, Esq.
                     Great American Reserve Insurance Company
                         11815 North Pennsylvania Street
                              Carmel, Indiana  46032
                (Name and Address of Agent for Service of Process)
                                    Copies to:

                              Michael Berenson, Esq.
                               Ann B. Furman, Esq.
                        Jorden Burt Berenson & Johnson LLP
                        1025 Thomas Jefferson Street, N.W.
                                  Suite 400 East
                          Washington, D. C.  20007-0805

   Approximate  Date  of  Commencement  of the Proposed Public Offering of the
   Securities:

   It is proposed that this filing will become effective (check appropriate box):





         immediately upon filing pursuant to paragraph (b) of rule 485 X on December 22, 1997 pursuant to paragraph (b)(1)(v) of rule 485
         60 days after filing pursuant to paragraph (a)(1) of rule 485 on (date) pursuant to paragraph (a)(1) of rule 485
         75 days after filing pursuant to paragraph (a)(2) of rule 485 on (date) pursuant to paragraph (a)(2) of rule 485

   If appropriate, check the following box:

     X This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

   Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant declares that an indefinite amount of individual variable annuity contracts is being registered under the Securities Act of 1933.





   Part A, Part B, and Part C of Registrant's Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940, filed on September 24, 1997, are incorporated by reference herein and this Post-Effective Amendment is being filed under Rule 485(b)(1)(v) under the Securities Act of 1933 for the sole purpose of delaying the effectiveness of the above-referenced Amendment.





                                    SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant's sponsor, GREAT AMERICAN RESERVE INSURANCE COMPANY, certifies that it meets the requirements for e f fectiveness of this post-effective amendment to its registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment no. 2 to this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and the seal of the sponsor to be hereunto affixed and attested, all in the City of Carmel, State of Indiana, on the 21st day of November, 1997.


                                 GREAT AMERICAN RESERVE
                                   INSURANCE COMPANY



                                 By:   /s/ Donald F. Gongaware
                                       Donald F. Gongaware, President
                                       Great American Reserve
                                         Insurance Company





                                    SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT, certifies that it meets the requirements for effectiveness of this post-effective amendment to its registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment no. 2 to this registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Rockville, State of Maryland, on the 20th day of November, 1997.

                        RYDEX ADVISOR VARIABLE
                          ANNUITY ACCOUNT

                        /s/Albert P. Viragh, Jr.
                        Albert P. Viragh, Jr.,
                        Chairman of the Board of Managers,
                        Rydex Advisor Variable Annuity Account

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities with the Registrant and on the dates indicated on this 20th day of November, 1997.

               Signature                          Title                     Date

    /s/Albert P. Viragh, Jr.            Chairman of the Board of      November 20, 1997
    Albert P. Viragh, Jr.               Managers, Principal
                                        Executive Officer, and
                                        President
    Corey A. Colehour*                  Member of the Board of        November 20, 1997
    Corey A. Colehour                   Managers


    J. Kenneth Dalton*                  Member of the Board of        November 20, 1997
    J. Kenneth Dalton                   Managers

    Roger Somers*
    Roger Somers                        Member of the Board of        November 20, 1997
                                        Managers
    /s/L. Gregory Gloeckner
    L. Gregory Gloeckner                Member of the Board of        November 21, 1997
                                        Managers


    /s/Carl G. Verboncoeur              Vice President and            November 20, 1997
    Carl G. Verboncoeur                 Treasurer

   /TABLE

   *By:  /s/Albert P. Viragh, Jr.
         Albert P. Viragh, Jr.
         Attorney-in-Fact